UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004

Check here if Amendment  [    ];  Amendment Number:
This Amendment  (Check only one.):    [     ]  is a restatement.
                                      [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              Amerindo Investment Advisors Inc.
Address:           One Embarcadero Center, Suite 2300
                   San Francisco, California 94111

Form 13F File Number:     28-2623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report of Behalf of Reporting Manager:

Name:         Dana E. Smith
Title:        Chief Compliance Officer
Phone:        212-371-6360

Signature, Place, and Date of Signing:

/s/ Dana E. Smith   New York, New York     February 1, 2005

Report Type  (Check only one.):

[  X  ]    13F HOLDINGS REPORT.  (Check here if all holdings of this
           reporting manager are reported in this report.)

[     ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[     ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)









FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1

Form 13F Information Table Entry Total:          45

Form 13F Information Table Value Total:          $1,280,975 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       No.        13F File Number        Name

       01         28-10424       Amerindo Investment Advisors Inc. Offshore

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                                              FORM 13F INFORMATION TABLE
                                                                         VALUE  SHARES/ SH/Put/INVSTMT OTHRVOTING AUTHORITY
NAME OF ISSUER                                TTL OF CLASS  CUSIP     (X$1000) PRN  AMT PRNCallDSCRETN MGRSSOLE    SHARED NONE
Abgenix, Inc.                                 COM           00339B107         54     5262 SH     DEFINED 01     5262      0   0
Alexion Pharmaceuticals Inc.                  COM           015351109        531    21052 SH     DEFINED 01    21052      0   0
American SuperConductors Corp.                COM           030111108       6853   460250 SH     SOLE         460250      0   0
Ariba, Inc.                                   COM           04033V203         97    10416 SH     SOLE          10416      0   0
Ask Jeeves 				      COM           045174109      13375   500000 SH     SOLE         500000      0   0
Broadcom, Inc.                                COM           111320107        145     4500 SH     SOLE           4500      0   0
CancerVax Corporation                         COM           13738Y107       8335   768195 SH     SOLE         768195      0   0
Centura Software Corporation                  COM           15640W103          0      500 SH     DEFINED 01      500      0   0
CIENA Corporation                             COM           171779101         94    28416 SH     SOLE          28416      0   0
Cygnus, Inc.                                  COM           232560102          0     1000 SH     DEFINED 01     1000      0   0
Divine Inc.                                   COM           255402406          0     3393 SH     DEFINED 01     3393      0   0
eBay Inc.                                     COM           278642103       1629    14000 SH     DEFINED 01    14000      0   0
eBay Inc.                                     COM           278642103     226489  1946783 SH     SOLE        1946783      0   0
Eyetech Pharmaceuticals                       COM           302297106      10898   239513 SH     DEFINED 01   239513      0   0
Eyetech Pharmaceuticals                       COM           302297106      80467  1768507 SH     SOLE        1768507      0   0
FlexiInternational Software, Inc.             COM           338923105          5    45000 SH     DEFINED 01    45000      0   0
Genzyme Corporation General Div               COM           372917104        292     5028 SH     DEFINED 01     5028      0   0
Gilead Sciences, Inc.                         COM           375558103        840    24000 SH     DEFINED 01    24000      0   0
Gilead Sciences, Inc.                         COM           375558103      76313  2181000 SH     SOLE        2181000      0   0
HomeStore.com, Inc.                           COM           437852106      22805  7526538 SH     SOLE        7526538      0   0
iBEAM Broadcasting                            COM           45073P408          0      850 SH     DEFINED 01      850      0   0
Imclone Systems, Inc.                         COM           45245W109      93510  2029300 SH     SOLE        2029300      0   0
InfoSpace                                     COM           48678T201       3804    80000 SH     SOLE          80000      0   0
Jamdat Mobile				      COM	    47023T100       1571    76100 SH     DEFINED 01    76100      0   0
Juniper Networks, Inc.                        COM           48203R104      51079  1878600 SH     SOLE        1878600      0   0
Medimmune Inc.				      COM	    584699102       5666   209000 SH     DEFINED 01   209000      0   0
Medimmune Inc.				      COM	    584699102      31355  1156600 SH     SOLE        1156600      0   0
Mercury InterActive                           COM           589405109        569    12500 SH     DEFINED 01    12500      0   0
Mercury InterActive                           COM	    589405109      35985   790000 SH     SOLE	      790000      0   0
Net2000 Communications                        COM           64122G103          0      700 SH     DEFINED 01      700      0   0
Onyx Pharmaceuticals                          COM           683399107      16652   514100 SH     SOLE         514100      0   0
OSI Pharmaceuticals                           COM           671040103       7837   104700 SH     DEFINED 01   104700      0   0
OSI Pharmaceuticals                           COM           671040103     114625  1531400 SH     SOLE        1531400      0   0
Paragon Financial Group                       COM           69912C105          1    21488 SH     DEFINED 01    21488      0   0
Paragon Financial Group                       COM           69912C105          0     2772 SH     SOLE           2772      0   0
Quokka Sports                                 COM           749077400          0      166 SH     DEFINED 01      166      0   0
Red Hat Inc.                                  COM           756577102      60783  4553800 SH     SOLE        4553800      0   0
Salesforce.com                                COM           79466L302      29645  1750000 SH     SOLE        1750000      0   0
Sonus Networks                                COM           835916107      15338  2673854 SH     SOLE        2673854      0   0
Time Warner, Inc.                             COM           887317105        165     8500 SH     SOLE           8500      0   0
Webvan Group, Inc.                            COM           94845V103          0    90910 SH     DEFINED 01    90910      0   0
XM Satellite Radio                            COM           983759101      13107   348400 SH     DEFINED 01   348400      0   0
XM Satellite Radio                            COM           983759101     103231  2744042 SH     SOLE        2744042      0   0
Yahoo!                                        COM           984332106       1076    28550 SH     DEFINED 01    28550      0   0
Yahoo!                                        COM           984332106     245753  6522116 SH     SOLE        6522116      0   0


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